SEGMENT REPORTING	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
SEGMENT REPORTING	NOTE 3: SEGMENT REPORTING 3.1 Reportable segments
The Company is organized in six operating and reportable
segments, which are components engaged in business
activities from which they may earn revenues and incur
expenses (including revenues and expenses relating to
transactions with other components of the Company), for which discrete financial information is available and whose operating results are evaluated regularly by the CODM to make decisions about resources to be allocated to the segment and assess its performance. Segment performance is measured based on
income from investments in associates, joint ventures and
other investments for India and JVs and operating income for the other operating segments. The Company CODM is the
Executive Office comprising the Executive Chairman, Mr.
Lakshmi N. Mittal and the CEO, Mr. Aditya Mittal.
ArcelorMittal's operating segments include the attributable
goodwill, intangible assets, property, plant and equipment, and certain equity method investments. They do not include cash
and short-term deposits, short-term investments, tax assets
and other current financial assets. Attributable liabilities are also those resulting from the normal activities of the segment, excluding tax liabilities and indebtedness but including post retirement obligations where directly attributable to the
segment. The treasury function is managed centrally for the
Company and is not directly attributable to individual operating segments or geographical areas.
ArcelorMittal’s segments are structured as follows:
•North America represents the flat, long and tubular
facilities of the Company located in Canada, Mexico and
the United States. North America produces hot briquetted
iron and flat products such as slabs, hot-rolled coil, cold-
rolled coil, coated steel and plate. These products are sold primarily to customers in the following sectors: automotive, energy, construction, packaging and appliances and via
distributors or processors. North America also produces
long products such as wire rod, sections, rebar, billets,
blooms and wire drawing, and tubular products. The raw
material supply of the North America operations includes
sourcing from iron ore captive mines in Mexico to supply
the steel facilities.
•Brazil includes the flat operations of Brazil, the long and tubular operations of Brazil and neighboring countries
including Argentina, Costa Rica and Venezuela. Flat
products include slabs, hot-rolled coil, cold-rolled coil and coated steel. These products are sold primarily to
customers in the construction, power generation and
agribusiness sectors, as well as in the automotive and
household appliances industries. Long products consist of
wire rod, sections, bar and rebar, billets, blooms and wire
drawing. The raw material supply of the Brazil operations
includes sourcing from iron ore captive mines in Brazil.
•Europe is the largest flat steel producer in Europe, with
operations that range from Spain in the west to Romania
in the east, and covering the flat carbon steel product
portfolio in all major countries and markets. Europe
produces hot-rolled coil, cold-rolled coil, coated products, tinplate, plate and slab. These products are sold primarily
to customers in the automotive, general and packaging
sectors. Europe also produces long products consisting of
sections, wire rod, rebar, billets, blooms and wire drawing, and tubular products. The raw material supply of Europe
operations included sourcing from iron ore captive mines
in Bosnia & Herzegovina (until their sale on October 30,
2025).
•India and JVs includes all of the Company's interests in
joint ventures, associates and other investments. India is a high growth vector of the Company, with its assets well-
positioned to grow with the domestic market.
•Sustainable Solutions is focused on growing niche
businesses providing vital added-value support to growing
sustainable related applications from a low-carbon, capital
light asset base. These businesses include: a)
Construction solutions: product offerings include sandwich
panels (e.g., insulation), profiles and turnkey pre-
fabrication solutions to assist building in smarter ways and reduce the carbon footprint of buildings; b) Projects:
product range includes plates, pipes & tubes, wire ropes,
reinforced steels, providing high-quality & sustainable steel solutions for energy projects and supporting offshore wind,
energy transition and onshore construction; c) Industeel:
EAF based capacity for high quality steel grades designed
to meet demanding customer specifications (e.g., XCarb®
for wind turbines) and supplying a wide range of industries
(energy, chemicals, mechanical engineering, machinery,
infrastructure, defense & security); d) Renewables:
investments in renewable energy projects; e) Metallics:
investment and development of the Company’s scrap
recycling and collection capabilities; f) Distribution &
service centers: European services processor including
slitting, cut-to-length, multi blanking, and press blanking
and operating through an extensive network.
•Mining segment comprises the mines owned by
ArcelorMittal in Canada and Liberia. It provides the
Company's steel operations with high quality and low-cost
iron ore reserves and also sells mineral products to third
parties.
The following table summarizes certain financial data for ArcelorMittal’s operations by reportable segments.

	North America	Brazil	Europe	India and JVs	Sustainable solutions	Mining	Others [1]	Elimination	Total
Year ended December 31, 2025
Sales to external customers	12,277	9,543	25,552	—	9,285	1,365	3,330	—	61,352
Intersegment sales [2]	58	1,629	3,241	—	1,216	1,867	411	(8,422)	—
Operating income (loss)[3]	2,205	608	522	—	142	789	(633)	(5)	3,628
Depreciation and amortization	(677)	(379)	(1,114)	—	(235)	(316)	(224)	—	(2,945)
Income from investments in associates, joint ventures and other investments	—	—	—	806	—	—	—	—	806
Impairment [4]	—	—	(226)	—	(17)	—	39	—	(204)
Capital expenditures	688	728	1,416	—	323	926	269	(13)	4,337
Year ended December 31, 2024
Sales to external customers	11,793	10,522	26,547	—	9,088	982	3,509	—	62,441
Intersegment sales [2]	103	1,879	3,405	—	1,634	1,681	464	(9,166)	—
Operating income (loss)	1,310	1,399	386	—	57	770	(642)	30	3,310
Depreciation and amortization	(509)	(361)	(1,128)	—	(178)	(263)	(193)	—	(2,632)
Income from investments in associates, joint ventures and other investments	—	—	—	779	—	—	—	—	779
Impairment	—	(43)	(36)	—	—	—	(37)	—	(116)
Capital expenditures	410	879	1,359	—	457	1,022	299	(21)	4,405
Year ended December 31, 2023
Sales to external customers	12,856	11,185	28,026	—	9,893	1,171	5,144	—	68,275
Intersegment sales[2]	122	1,978	3,669	—	1,574	1,906	311	(9,560)	—
Operating income (loss)	1,917	1,461	879	—	225	1,144	(3,377)	91	2,340
Depreciation and amortization	(535)	(341)	(1,098)	—	(143)	(238)	(320)	—	(2,675)
Income from investments in associates, joint ventures and other investments	—	—	—	1,184	—	—	—	—	1,184
Impairment	—	—	—	—	—	—	(1,038)	—	(1,038)
Capital expenditures	426	917	1,398	—	611	784	488	(11)	4,613
1.Others mainly include holdings and services companies and the Company's operations in Ukraine and South Africa (and in Kazakhstan for the year ended December 31,
2023). Others also include all other operational and non-operational items which are not segmented, such as corporate and shared services, financial activities, and shipping and logistics.
2.Transactions between segments are reported on the same basis of accounting as transactions with third parties.
3.Includes for North America 1,858 acquisition gain of Calvert. See note 2.2.4.
4.Including 153 related to property, plant and equipment (see note 5.3) and 51 related to current assets (see note 2.3).
The reconciliation from operating income to net income
(including non-controlling interests) is as follows:

	Year ended December 31,
	2025	2024	2023
Operating income	3,628	3,310	2,340
Income from investments in associates and joint ventures	806	779	1,184
Impairments of equity method investments	(123)	—	(1,405)
Financing costs - net	(709)	(1,174)	(859)
Income before taxes	3,602	2,915	1,260
Income tax expense	359	1,535	238
Net income (including non- controlling interests)	3,243	1,380	1,022
The Company does not regularly provide a measure of total
assets and liabilities for each reportable segment to the
CODM. 3.2    Geographical information
Geographical information, by country or region, is separately disclosed and represents ArcelorMittal’s most significant
regional markets. Attributed assets are operational assets
employed in each region and include items such as pension
balances that are specific to a country. Unless otherwise stated
in the table heading as a segment disclosure, these
disclosures are specific to the country or region stated. They do not include goodwill, deferred tax assets, other investments or receivables and other non-current financial assets. Attributed liabilities are those arising within each region, excluding
indebtedness.
Sales (by destination)

	Year ended December 31,
	2025	2024	2023
Americas
United States[1]	9,184	8,440	8,886
Brazil	7,121	7,560	8,243
Canada	3,164	3,414	3,485
Mexico	2,314	2,787	3,288
Argentina	897	1,099	1,233
Others	964	1,005	1,110
Total Americas	23,644	24,305	26,245
Europe
Germany	5,704	5,761	6,550
Poland	4,412	4,443	4,466
France	4,052	4,194	4,611
Spain	3,719	3,751	3,981
Italy	2,655	2,809	2,608
Czech Republic	1,147	1,191	1,183
Turkey	957	929	1,119
United Kingdom	1,568	1,457	1,341
Belgium	1,474	1,675	2,061
Netherlands	1,219	1,273	1,445
Russia	—	—	901
Romania	483	403	386
Ukraine	572	557	508
Others	4,246	4,330	4,620
Total Europe	32,208	32,773	35,780
Asia & Africa
South Africa	1,567	1,751	1,862
Morocco	955	808	745
Rest of Africa	370	572	524
China	1,167	762	764
Kazakhstan[2]	—	—	503
South Korea	261	337	410
India	435	128	102
Rest of Asia	745	1,005	1,340
Total Asia & Africa	5,500	5,363	6,250
Total	61,352	62,441	68,275
1.Increase in revenue in the United States in 2025 results from acquisitions completed during 2025 (see note 2.2.4).
2.On December 7, 2023, the Company completed the divestment of
ArcelorMittal Temirtau. Sales of ArcelorMittal Temirtau were consolidated until that date see note 2.3.
Revenues from external customers attributed to the country of domicile (Luxembourg) were 123, 108 and 128 for the years
ended December 31, 2025, 2024 and 2023, respectively.
Non-current assets[1] per significant country:

	December 31,
	2025	2024
Americas
Canada	5,479	5,049
Brazil[2]	7,783	6,121
Mexico	1,784	1,799
United States[2]	3,872	935
Argentina	514	540
Others	41	47
Total Americas	19,473	14,491
Europe
France	4,874	4,141
Belgium	3,172	2,735
Germany	2,758	2,466
Poland	2,688	2,434
Spain	2,357	2,026
Luxembourg	1,868	1,626
Ukraine	739	673
Bosnia and Herzegovina	—	134
Italy	96	99
Others	376	382
Total Europe	18,928	16,716
Asia & Africa
Liberia	2,028	1,514
India	828	795
South Africa	468	385
Morocco	137	108
Others	166	150
Total Asia & Africa	3,627	2,952
Unallocated assets	25,070	25,844
Total	67,098	60,003
1.Non-current assets do not include goodwill, deferred tax assets, investments in associates and joint ventures, other investments and other non-current financial assets (as they are not allocated to the individual countries). Such assets are presented under the caption “Unallocated assets”.
2.Increase in non-current assets in Brazil and United States at December 31,
2025 includes the impact from acquisitions completed during 2025 (see note 2.2.4).
3.3    Sales by type of products
The table below presents sales to external customers by
product type. In addition to steel produced by the Company,
amounts include material purchased for additional
transformation and sold through distribution services. Mining products relate to the Company's own production. Others
mainly include non-steel and by-products sales, manufactured and specialty steel products sales, shipping and other services.

	Year ended December 31,
	2025	2024	2023
Flat products	34,076	35,376	38,647
Long products	12,452	13,386	14,124
Tubular products	1,883	1,748	2,160
Mining products	1,512	1,191	1,269
Others	11,429	10,740	12,075
Total	61,352	62,441	68,275
3.4    Disaggregated revenue
Disaggregated revenue
The tables below summarize the disaggregated revenue recognized from contracts with customers:

Year ended December 31, 2025	North America	Brazil	Europe	Sustainable solutions	Mining	Others	Total
Steel sales	10,956	8,691	22,569	8,382	—	2,352	52,950
Non-steel sales [1]	498	145	748	548	1,316	633	3,888
By-product sales [2]	144	178	893	41	—	157	1,413
Other sales [3]	679	529	1,342	314	49	188	3,101
Total	12,277	9,543	25,552	9,285	1,365	3,330	61,352

Year ended December 31, 2024	North America	Brazil	Europe	Sustainable solutions	Mining	Others	Total
Steel sales	10,961	9,769	23,210	8,335	—	2,658	54,933
Non-steel sales [1]	401	127	1,021	514	945	469	3,477
By-product sales [2]	79	166	1,033	47	—	145	1,470
Other sales [3]	352	460	1,283	192	37	237	2,561
Total	11,793	10,522	26,547	9,088	982	3,509	62,441

Year ended December 31, 2023	North America	Brazil	Europe	Sustainable solutions	Mining	Others	Total
Steel sales	11,830	10,393	24,345	9,224	—	4,234	60,026
Non-steel sales [1]	541	160	1,130	455	1,140	424	3,850
By-product sales [2]	94	174	1,259	46	—	168	1,741
Other sales [3]	391	458	1,292	168	31	318	2,658
Total	12,856	11,185	28,026	9,893	1,171	5,144	68,275
1.Non-steel sales mainly relate to iron ore, coal, scrap and electricity.
2.By-product sales mainly relate to slag, waste and coke by-products.
3.Other sales are mainly comprised of shipping and other services.